Valuation and Qualifying Accounts and Reserves	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts and Reserves [Abstract]
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

(In millions)

	Balance at Beginning of Year	Additions		Deductions From Reserves(a)	Balance at End of Year
		Charged to Costs and Expenses	From Acquisitions
2011
Allowance for doubtful accounts	$38.9	$6.3	$—	$(11.2)	$34.0
Allowance for sales returns	12.5	10.5	—	(13.7)	9.3
Inventory reserve	59.2	22.0	—	(26.1)	55.1
Valuation allowance for deferred tax assets	115.6	8.1	—	(.9)	122.8
2010
Allowance for doubtful accounts	$41.3	$6.7	$—	$(9.1)	$38.9
Allowance for sales returns	14.9	9.6	—	(12.0)	12.5
Inventory reserve	65.4	17.5	—	(23.7)	59.2
Valuation allowance for deferred tax assets	115.4	2.5	—	(2.3)	115.6
2009
Allowance for doubtful accounts	$41.8	$11.5	$.4	$(12.4)	$41.3
Allowance for sales returns	15.5	7.8	.3	(8.7)	14.9
Inventory reserve	64.6	23.1	2.3	(24.6)	65.4
Valuation allowance for deferred tax assets	109.2	4.0	—	2.2	115.4

(a)	Deductions from reserves include currency translation adjustments for all periods and classification of Office and Consumer Products business balances (where applicable) to “held for sale” in 2011.